Funds Payable and Amounts Due to Customers	12 Months Ended
Mar. 31, 2026
Funds Payable And Amounts Due To Customers [Abstract]
Funds Payable and Amounts Due to Customers
16. Funds Payable and Amounts Due To Customers
Funds payable and amount due to customers is comprised of the following balances:

	Year ended March 31,
	2026	2025
	(In million)	(In million)
Outstanding money transmission liabilities	$295.5	$243.9
Customer balances	29,958.7	22,036.0

Total Funds Payable and Amount Due To customers	$30,254.2	$22,279.9